Non-controlling Interests (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Gross proceed	$ 705,000	$ 2,201,543	$ 647,166
Subscription proceeds	43,100
Settlement of outstanding compensation	$ 284,000
Non controlling Interests [Member]
Statement [Line Items]
Exercise price		$ 1.25	$ 1.25
Share purchase warrants		221,333	96,667
Common stock, shares Issued	1,893,333	442,667	193,333
Gross proceed		$ 428,575	$ 186,148
Liability amount, granted (note 13)		72,190	$ 25,709
Fair value of common stock		$ 2,961,835
Expiry date		May 23, 2025	Jun. 09, 2024
Subscription proceeds	$ 20,240
Settlement of outstanding compensation	$ 284,000
Non controlling Interests [Member] | MedMeliors [Member]
Statement [Line Items]
Common stock, shares Issued		3,500,000